Property and Equipment (Details Narrative) - USD ($)		12 Months Ended
	Jul. 03, 2024	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Depreciation expense		$ 23,801	$ 73,611
Purchase price of property		28,106	18,687
Net proceeds of property		0	7,145,808
Gain from sale of property		$ 0	$ 3,181,706
Office And Warehouse Space [Member]
Property, Plant, and Equipment [Line Items]
Lessee operating lease description		On July 8, 2024, the Company entered into a twelve-month Standard Industrial/Commercial Single-Tenant Lease with the buyer for an approximately 14,004 square foot office and warehouse space. The lease commenced on July 4, 2024 and expired on July 31, 2025. The monthly rent is $16,804 on a month-to-month basis (See Note 7).
Purchase Agreement [Member]
Property, Plant, and Equipment [Line Items]
Purchase price of property	$ 7,460,250
Net proceeds of property	7,145,808
Paid directly to settle certain outstanding debt	1,481,208
Closing costs incurred	314,442
Gain from sale of property	$ 3,181,706